Related Parties (Details) - Southland Holdings [Member] - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Other noncurrent assets		$ 3,703	$ 3,186
Long-term debt		227,278	195,597
Accrued liabilities		121,584	115,057
Related party transactions		32,488	32,287
Accounts Receivable From Employees [Member]
Related Party Transaction [Line Items]
Accounts receivable, net		181	177
Accountsr Rceivable From Officers [Member]
Related Party Transaction [Line Items]
Accounts receivable, net	[1]	2,712	2,693
Accounts Receivable From Related Parties [Member]
Related Party Transaction [Line Items]
Accounts receivable, net		1,347	1,347
Accounts Receivable From The Preferred Stockholders [Member]
Related Party Transaction [Line Items]
Other noncurrent assets		645	128
Notes Payable Due To Southland Holdings Members [Member]
Related Party Transaction [Line Items]
Long-term debt		9,069	8,912
Amounts Due To Collaborative Arrangement [Member]
Related Party Transaction [Line Items]
Accrued liabilities		$ 18,534	$ 19,030

[1]	Accounts receivable from officers was satisfied prior to consummating the Merger.